Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Contingent Liabilities [Abstract]
CONTINGENT LIABILITIES
36.	CONTINGENT LIABILITIES
The Group had no significant contingent liabilities as at the end of the reporting date.